N-6	May 01, 2026 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	EQUITABLE AMERICA VARIABLE ACCOUNT K
Entity Central Index Key	0001585490
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
Important Information You Should Consider About the COIL Institutional Series
®
policy (the “policy”):

FEES AND EXPENSES

Charges for Early Withdrawals
We will not deduct a charge for making a partial withdrawal from your policy or surrendering your policy.

There is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 90% of the Segment Account Value due to negative performance or increased volatility of the Index, depending on the Index Option selected. See the MSO II prospectus for more information. If your policy was issued with the original Market Stabilizer Option
®
, there is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 75% of the Segment Account Value due to negative performance or increased volatility of the Index. See the original MSO prospectus for more information.

For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus.

Transaction Charges
You may be subject to other transaction charges, including charges on each premium paid under the policy, transfer fees, and other special service charges (
e.g.
, wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses (annual charges)	In addition to transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, MSO II and loan charges, and the cost of optional benefits available under the policy. Such fees and expenses will be based on characteristics of the insured (
e.g.
, age, sex, tobacco user status, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options that you invest in (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.54%	3.48%

Portfolio expenses are for the year ended December 31, 2025, and may be based, in part, on estimated amounts of such expenses and may change from year to year.

For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy” which is part of this prospectus.

The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in this prospectus.

Charges for Early Withdrawals [Text Block]
We will not deduct a charge for making a partial withdrawal from your policy or surrendering your policy.

There is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 90% of the Segment Account Value due to negative performance or increased volatility of the Index, depending on the Index Option selected. See the MSO II prospectus for more information. If your policy was issued with the original Market Stabilizer Option
®
, there is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 75% of the Segment Account Value due to negative performance or increased volatility of the Index. See the original MSO prospectus for more information.

For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus.

Transaction Charges [Text Block]
You may be subject to other transaction charges, including charges on each premium paid under the policy, transfer fees, and other special service charges (
e.g.
, wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)	In addition to transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, MSO II and loan charges, and the cost of optional benefits available under the policy. Such fees and expenses will be based on characteristics of the insured (
e.g.
, age, sex, tobacco user status, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options that you invest in (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.54%	3.48%

Portfolio expenses are for the year ended December 31, 2025, and may be based, in part, on estimated amounts of such expenses and may change from year to year.

For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy” which is part of this prospectus.

The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in this prospectus.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%
Risks [Table Text Block]

RISKS

Risk of Loss	You may lose money by investing in the policy.

Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the policy is consistent with the purpose for which it is being considered.

Risks Associated with Investment Options	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy, MSO II and the guaranteed interest option (“GIO”), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO II prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus before making an investment decision. Portfolio prospectuses are available at
www.equitable.com/ICSR#EQH162751
.

For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.

Insurance Company Risks	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the guaranteed interest option and under MSO II), guarantees, or benefits are subject to the claims-paying ability of the Company. For more information, please refer to “About our general account” in this prospectus. More information about the Company, including its financial strength ratings, is available at https://equitable.com/about-us/financial-strength-ratings.

Policy Lapse	Death benefits will not be paid if the policy has lapsed. Your policy may lapse if, due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your net policy account value will not cover policy charges. If your policy is in default, you will be notified in writing and given an opportunity to make an additional payment to keep your policy in force and prevent it from lapsing. The grace period you have to make said additional payment will be 61 days long. If your policy lapses, you will be notified in writing and you may be able to make additional payments to restore your policy’s benefits. In this case, additional requirements must also be met to restore your policy. If your policy provides for a policy continuation feature, and the conditions of the rider are satisfied and the rider is exercised, including that there is sufficient net policy account value to cover the Policy Continuation Charge, then the policy will not lapse.
For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” in this prospectus.

Investment Restrictions [Text Block]	You may allocate your premiums to any of the Portfolios set forth in Appendix: “Investment options available under the policy” or to the GIO or MSO II, if applicable. We reserve the right to remove or substitute Portfolios as investment options under the policy.Currently, the total of all transfers you make between the variable investment options on the same day must be at least $500; except that you may transfer your entire balance in a single Portfolio, even if it is less than $500.There may be restrictions on transfers into and out of MSO II. For more information see the MSO II prospectus.We allow only one request for transfers each day (although that request can cover multiple transfers). Only written transfer requests submitted to our Administrative Office may be processed for policies that are jointly owned or assigned. We reserve the right to limit policy transfers if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”For more information, please refer to “Variable investment options” and “Transfers you can make” in this prospectus.
Optional Benefit Restrictions [Text Block]	As a policy owner, you may be able to obtain extra benefits, which may require additional charges. These optional benefits are described in what is known as a “rider” to the policy.Optional benefits may be subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time, unless previously elected.For more information on optional benefits and other limitations under the policy, please refer to “Other benefits,” and “Suicide and certain misstatements” in this prospectus.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to the investor if the policy is purchased through a tax-qualified
	plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.For more information on tax implications relating to policy investments, please refer to “Tax information” in this prospectus.
Investment Professional Compensation [Text Block]	Some financial professionals may receive compensation for selling the policy to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this policy over another investment.For more information on investment professional compensation, please refer to “Distribution of the policies” in this prospectus.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new policy, rather than continue to own your current policy.For more information on exchanges, please refer to the paragraph titled “Section 1035 exchanges of policies” under “How you can pay for and contribute to your policy” in this prospectus.
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy’s information pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy, or transfer cash value between Portfolios.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium charge	From each premium	2.25% of each premium
Charge for state and local taxes (1)	From each premium	Up to 5% of each premium (currently)
Charge for federal taxes (2)	From each premium	1.25% of each premium paid
Early Distribution Adjustment	On surrender or other distribution (including loan) from a Segment prior to its Segment Maturity Date	90% of Segment Account Value (8)
Transfer Fees	Upon transfer	$25 per transfer (3) (5)
Special Services Charges
•
Wire Transfer Charge
(4)(5)
•
Express Mail Charge
(4)(5)
•
Policy Illustration Charge
(5)
•
Duplicate Policy Charge
(5)(6)
•
Policy History Charge
(5)(6)(7)
•
Charge for Returned Payments
(6)
	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Maximum Charge: $90 Maximum Charge: $35 Maximum Charge: $25 Maximum Charge: $35 Maximum Charge: $50 Maximum Charge: $25

(1)
Please refer to “Deducting policy charges” under “More information about policy charges” for more information on the charge for state and local taxes. This amount could increase if state premium taxes and related state charges are increased.

(2)	The charge for federal taxes is used to cover our estimated costs of various federal income tax expenses that we incur.
(3)
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. See the MSO II prospectus for more information.

(4)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(5)	We do not currently charge this fee, but reserve the right to in the future.
(6)	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” for more information.
(7)	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” for more information.
(8)
The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option
®
, see the MSO Prospectus and Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:

Cost of Insurance (1)(3) Minimum and Maximum Charge	Monthly	Charge per $1,000 of the amount for which we are at risk: (4) Highest: $83.33 Lowest: $0.03
Charge for a Representative Investor (male age 45 in the Preferred Plus non-tobacco user risk class) (12)	Monthly	Representative: $0.16

Mortality and Expense Risk Fees	Monthly	Policy Year	Annual % of your value in our variable investment options and MSO II (if applicable) (8)
		1-10 11+	0.50% 0.35%

Administrative Expenses (1)(2)	Monthly
(1)  Amount Deducted: $15 per month but not beyond the policy anniversary when the insured person is attained age 100 plus

(2)  Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase
(11)
:

Highest: $1.01 Lowest: $0.33

Charge for a Representative Investor (male age 45 at issue, or at the time of a requested face amount increase, in the Preferred Plus, non-tobacco user risk class)	Monthly	Representative: $0.47

Loan Interest Spread (5)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.
Optional Benefit Charges:

Integrated Term Insurance Rider cost of insurance charge (1)(2)(3)	Monthly (while the rider is in effect)	Charge per $1,000 of rider term insurance benefit including any requested ITR face amount increase: Highest: $83.33 Lowest: $0.03

Charge for a Representative Investor (male age 45 at issue, or at the time of a requested ITR face amount increase, in the Preferred Plus non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative: $0.16

Integrated Term Insurance Rider administrative charge (1)	Monthly (while the rider is in effect)	Charge per $1,000 of the ITR face amount and any requested ITR face amount increase: Highest: $5.20 Lowest: $1.71

Charge for a Representative Investor (male age 45 at issue, or at the time of a requested ITR face amount increase)	Monthly (while the rider is in effect)	Representative: $2.39
Market Stabilizer Option ® II (8)

Variable Index Segment Account Charge	At the beginning of each policy month during the Segment Term	1.65% calculated as an annual % of your Segment Account Value (9)

MSO II Loan Spread (10) for Amounts of Policy Loans Allocated to a Segment	On each policy anniversary (or on loan termination, if earlier)	1%

Policy Continuation Rider	Once — on the date the rider is exercised
The charge is equal to the policy account value on the date of exercise, multiplied by the Policy Continuation Charge Rate:
Maximum rate 13.10%
(6)
(Cash Value Accumulation Test)
Maximum rate 5.00%
(7
)
(Guideline Premium Test)

(1)
This charge varies based on individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges.”

(2)	Not applicable beyond the policy anniversary date when the insured person is attained age 100.
(3)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(4)
Assuming there have been no face amount increases, our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date. For periods during which the alternative higher death benefit is operative, the amount at risk is greater and this may result in higher cost of insurance charges. See “More information about policy charges” for more information about face amount increases.

(5)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Death benefits and accessing your money” in this prospectus.

(6)	This is the maximum rate for an insured person who has attained age 75. The rate declines each year based on the attained age.
(7)	This is the maximum rate for an insured person who has attained age 75.
(8)
Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option
®
, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option
®
are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”

(9)	Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.
(10)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The “spread” is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO II Prospectus for more information.

(11)	This charge applies for the first 20 policy years or for 20 years after a face amount increase.
(12)	This representative amount is the rate we guarantee in the first policy year for a representative insured male age 45 in the Preferred Plus non-tobacco user risk class.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. A complete list of Portfolios available under the policy, including their annual expenses, may be found in Appendix: “Investment options available under the policy”.

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.54%	3.48%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.53%	3.29%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2025, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy’s information pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy, or transfer cash value between Portfolios.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium charge	From each premium	2.25% of each premium
Charge for state and local taxes (1)	From each premium	Up to 5% of each premium (currently)
Charge for federal taxes (2)	From each premium	1.25% of each premium paid
Early Distribution Adjustment	On surrender or other distribution (including loan) from a Segment prior to its Segment Maturity Date	90% of Segment Account Value (8)
Transfer Fees	Upon transfer	$25 per transfer (3) (5)
Special Services Charges
•
Wire Transfer Charge
(4)(5)
•
Express Mail Charge
(4)(5)
•
Policy Illustration Charge
(5)
•
Duplicate Policy Charge
(5)(6)
•
Policy History Charge
(5)(6)(7)
•
Charge for Returned Payments
(6)
	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Maximum Charge: $90 Maximum Charge: $35 Maximum Charge: $25 Maximum Charge: $35 Maximum Charge: $50 Maximum Charge: $25

(1)
Please refer to “Deducting policy charges” under “More information about policy charges” for more information on the charge for state and local taxes. This amount could increase if state premium taxes and related state charges are increased.

(2)	The charge for federal taxes is used to cover our estimated costs of various federal income tax expenses that we incur.
(3)
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. See the MSO II prospectus for more information.

(4)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(5)	We do not currently charge this fee, but reserve the right to in the future.
(6)	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” for more information.
(7)	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” for more information.
(8)
The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option
®
, see the MSO Prospectus and Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.

Premium Taxes, Description [Text Block]	Premium charge
Premium Taxes, When Deducted [Text Block]	From each premium
Premium Taxes (of Premium Payments), Current [Percent]	2.25%
Transfer Fees, Description [Text Block]	Transfer Fees
Transfer Fees, When Deducted [Text Block]	Upon transfer
Transfer Fee, Current [Dollars]	$ 25	[1],[2]
Transfer Fee, Footnotes [Text Block]	No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. See the MSO II prospectus for more information.We do not currently charge this fee, but reserve the right to in the future.
Periodic Charges [Table Text Block]	The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:

Cost of Insurance (1)(3) Minimum and Maximum Charge	Monthly	Charge per $1,000 of the amount for which we are at risk: (4) Highest: $83.33 Lowest: $0.03
Charge for a Representative Investor (male age 45 in the Preferred Plus non-tobacco user risk class) (12)	Monthly	Representative: $0.16

Mortality and Expense Risk Fees	Monthly	Policy Year	Annual % of your value in our variable investment options and MSO II (if applicable) (8)
		1-10 11+	0.50% 0.35%

Administrative Expenses (1)(2)	Monthly
(1)  Amount Deducted: $15 per month but not beyond the policy anniversary when the insured person is attained age 100 plus

(2)  Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase
(11)
:

Highest: $1.01 Lowest: $0.33

Charge for a Representative Investor (male age 45 at issue, or at the time of a requested face amount increase, in the Preferred Plus, non-tobacco user risk class)	Monthly	Representative: $0.47

Loan Interest Spread (5)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.
Optional Benefit Charges:

Integrated Term Insurance Rider cost of insurance charge (1)(2)(3)	Monthly (while the rider is in effect)	Charge per $1,000 of rider term insurance benefit including any requested ITR face amount increase: Highest: $83.33 Lowest: $0.03

Charge for a Representative Investor (male age 45 at issue, or at the time of a requested ITR face amount increase, in the Preferred Plus non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative: $0.16

Integrated Term Insurance Rider administrative charge (1)	Monthly (while the rider is in effect)	Charge per $1,000 of the ITR face amount and any requested ITR face amount increase: Highest: $5.20 Lowest: $1.71

Charge for a Representative Investor (male age 45 at issue, or at the time of a requested ITR face amount increase)	Monthly (while the rider is in effect)	Representative: $2.39
Market Stabilizer Option ® II (8)

Variable Index Segment Account Charge	At the beginning of each policy month during the Segment Term	1.65% calculated as an annual % of your Segment Account Value (9)

MSO II Loan Spread (10) for Amounts of Policy Loans Allocated to a Segment	On each policy anniversary (or on loan termination, if earlier)	1%

Policy Continuation Rider	Once — on the date the rider is exercised
The charge is equal to the policy account value on the date of exercise, multiplied by the Policy Continuation Charge Rate:
Maximum rate 13.10%
(6)
(Cash Value Accumulation Test)
Maximum rate 5.00%
(7
)
(Guideline Premium Test)

(1)
This charge varies based on individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges.”

(2)	Not applicable beyond the policy anniversary date when the insured person is attained age 100.
(3)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(4)
Assuming there have been no face amount increases, our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date. For periods during which the alternative higher death benefit is operative, the amount at risk is greater and this may result in higher cost of insurance charges. See “More information about policy charges” for more information about face amount increases.

(5)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Death benefits and accessing your money” in this prospectus.

(6)	This is the maximum rate for an insured person who has attained age 75. The rate declines each year based on the attained age.
(7)	This is the maximum rate for an insured person who has attained age 75.
(8)
Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option
®
, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option
®
are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”

(9)	Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.
(10)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The “spread” is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO II Prospectus for more information.

(11)	This charge applies for the first 20 policy years or for 20 years after a face amount increase.
(12)	This representative amount is the rate we guarantee in the first policy year for a representative insured male age 45 in the Preferred Plus non-tobacco user risk class.

Insurance Cost, Description [Text Block]	Cost of Insurance	[3],[4]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Investor
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.03
Insurance Cost, Footnotes [Text Block]	This charge varies based on individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges.”Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
Mortality Risk Fees, Description [Text Block]	Mortality and Expense Risk Fees
Mortality Risk Fees, When Deducted [Text Block]	Monthly
Administrative Expenses, Description [Text Block]	Administrative Expenses	[4],[5]
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Representative: $0.47
Administrative Expense, Maximum [Dollars]	$ 1.01
Administrative Expense, Minimum [Dollars]	$ 0.33
Administrative Expense, Footnotes [Text Block]	This charge varies based on individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges.”Not applicable beyond the policy anniversary date when the insured person is attained age 100.This representative amount is the rate we guarantee in the first policy year for a representative insured male age 45 in the Preferred Plus non-tobacco user risk class.
Optional Benefit Expense, Footnotes [Text Block]	This is the maximum rate for an insured person who has attained age 75. The rate declines each year based on the attained age.This is the maximum rate for an insured person who has attained age 75.
Annual Portfolio Company Expenses [Table Text Block]

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. A complete list of Portfolios available under the policy, including their annual expenses, may be found in Appendix: “Investment options available under the policy”.

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.54%	3.48%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.53%	3.29%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2025, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses, Footnotes [Text Block]	“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2025, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Item 5. Principal Risks [Table Text Block]
1.
Principal risks of investing in the policy

Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. The policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. The principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•	If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

•	Your policy will lapse and possibly terminate without value if it does not have enough net policy account value to pay monthly charges when due, and this could occur due to insufficient premium payments, policy charges, policy loans, partial withdrawals, and/or poor investment performance. If your policy lapses and terminates you will not be paid a death benefit.

•	If you take a policy loan or a partial withdrawal you may decrease the net policy account value, cash surrender value and/or death benefit.

•	There are unique risks associated with MSO II including loss of up to 90% of principal and previously credited interest due to negative performance or increased volatility of the Index even if the Index has experienced positive performance since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index.

•	We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the “Fee Tables” in this prospectus.

•	There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

•	Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net policy account value. We will automatically reduce your policy’s death benefit as a result of a partial withdrawal. If the Enhanced Amount is included in the cash surrender value, it will be reduced due to any partial withdrawal. See “Effect of partial withdrawals on insurance coverage” under “Death benefits and accessing your money” and “Enhanced Amount” in “Other benefits available under the policy” in this prospectus.
•	The guarantees we make to you under this policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A discussion of the risks of each investment option may be found in the Trust prospectus for that investment option and in the MSO II prospectus.

How the COIL Institutional Series
®
variable life insurance policy is available

COIL Institutional Series
®
is primarily intended for sales to corporate owners. In most cases, the policy is used to informally fund non-qualified
deferred compensation plans and split-dollar arrangements. Please see “Tax Information” in this prospectus for more information, including “Business and employer owned policies.”

Item 10. Standard Death Benefits (N-6) [Table Text Block]
6.
Death benefits and accessing your money

About your life insurance benefit

As long as your incontestable policy is in force, we will pay the death benefit to your beneficiary or beneficiaries once we receive at our Administrative Office satisfactory proof of the Insured’s death. See your policy for more information on policy incontestability. The death benefit is determined as of the date of death and generally paid within 7 days after proof of death and any other required documents are received. For more information on the commencement of insurance coverage, please see “policy issuance” under “More information about procedures that apply to your policy” in this prospectus.

Your policy’s face amount.
In your application to buy a COIL Institutional Series
®
policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the “face amount” of the base policy. $100,000 is the smallest face amount of base coverage you can request. Insurance coverage begins on the register date.

You can increase or decrease your insurance coverage

You may request increases and decreases to your face amount. Any requested increase or decrease will affect your base policy’s face amount and an increase may impact the values in the MSO II Holding Accounts and future Segment Accounts. Please see “Description of the MSO” section of the MSO II Prospectus for more information.

Increases.
Starting in the second policy year and subject to our underwriting rules in effect at the time, you may ask us to increase the face amount. You may request an increase while the insured person is not more than attained age 80 (not more than attained age 70 if the insured person is in the Guaranteed Issue or Preferred Plus rating class or attained age 79 if the person is in a substandard rating class). You must provide evidence satisfactory to us of the insurability of the insured person. Any requested increase must be for at least $10,000.

An additional per $1,000 of face amount administrative charge will apply to the increase in base policy face amount for 20 years following any increase. The rate will be based on the insured’s attained age at the time of the increase. The increase will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. However, we will decline your request if the insured person does not qualify for the increase subject to our underwriting rules then in effect. If we approve your request we may apply a rating class for the increase different from that approved at issue or for a prior increase in coverage.

Decreases.
You may request a decrease in your policy’s face amount any time after the second year of your policy, but before the policy year in which the insured person reaches age 100. Any such reduction in coverage may not be less than $10,000. The decrease will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. The decrease will be applied as follows:
a)	first, to reduce the most recent increase in base policy face amount;
b)	next, to reduce the next most recent base policy face amount increases successively;
c)	next, to reduce any increases resulting from death benefit option changes;
d)	finally, to reduce the initial base policy face amount.

If the Integrated Term Insurance Rider (“ITR”) is elected, decreases apply to the ITR face amount first. Refer to “Target Amount Increases and Decreases” under “Integrated Term Insurance Rider” in the “Other benefits available under the policy” section of this prospectus for more detail. You may not reduce the base policy face amount below the minimum of $100,000. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code’s definition of life insurance.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy’s face amount or change your death benefit option. This may be necessary in order to preserve your policy’s status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future, on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable. Even if you decrease your face amount, you may not be reducing your death benefit if your policy account value causes an alternative higher death benefit to apply.

Please refer to “Tax information” for certain possible tax consequences of changing coverage.

If the insured person dies, we pay a life insurance benefit to the “beneficiary” you have named once we have received satisfactory proof of the insured’s death at our Administrative Office. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. (See “Your options for receiving policy proceeds” below).

Your policy’s “death benefit” options.
In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the insured person dies is:

•	Option A —
The policy’s face amount
on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy’s face amount;

— or —

•
Option B —
The policy’s face amount plus the policy account value
on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including underlying fund’s investment performance, deduction of charges and expenses, premium payments and withdrawals)

affect your policy account value. For this purpose, the policy account value is increased by the Enhanced Amount (during the first 14 policy years).

Under Option B, your policy’s death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk. See “Payment of premiums and determining your policy’s value” for additional detail regarding the calculation of the policy value account.

Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the definition of “life insurance” under section 7702 of the Code. For this purpose, the policy account value is increased by the Enhanced Amount.

We will automatically pay an alternative death benefit if it is higher
than the basic Option A or Option B death benefit you have selected. The alternative higher death benefit is based upon the life insurance qualification test (described above) that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value (including any applicable Enhanced Amount) on the insured person’s date of death by a percentage specified in your policy. The percentage depends on the insured person’s age for the then current policy year and ranges from 250% at age 40 or under to 101% at 94 and over.

If the policy account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

For the cash value accumulation test, the alternative death benefit is computed by multiplying your policy account value (including any applicable Enhanced Amount) on the insured person’s date of death by a percentage specified in your policy. At ages greater than 99, this percentage is equal to 101%. At ages less than 100, this percentage is equal to the reciprocal of the net single premium per dollar of insurance calculated using an interest rate of 2% per annum and mortality charges based upon the 2017 Commissioner’s Standard Ordinary Mortality Tables, and varies based upon the insured person’s age, sex and tobacco user status. The death benefit will always be large enough to ensure that the policy’s cash surrender value does not at any time exceed the net single premium needed to fund future policy benefits under the contract, with all such terms as defined in section 7702 of the Code.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.
The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.
  We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. After being reduced by all of these amounts, the death benefit is referred to as the “net death benefit.”

Subject to certain restrictions, you can request a change in your death benefit option.

Change of death benefit option

Starting in the third policy year you can change the death benefit option of the policy subject to our underwriting rules then in effect as to maximum age. If you change your death benefit option, we will adjust the base policy face amount. If you ask us to change from Option A to Option B, we will reduce the base policy face amount by the amount in your policy account on the date the change takes effect. Reductions in base policy face amount will be in the same order as specified under “Decreases” in “You can increase or decrease your insurance coverage” below. However, we will decline to make such change if it would reduce the base policy face amount to less than the minimum of $100,000. If you ask us to change from Option B to Option A, we will increase the base policy face amount by the amount in your policy account on the date the change takes effect. Any increase in the base policy face amount that results from a change from Option B to Option A will not be subject to the per $1,000 administrative charge. Such reductions and increases in the base policy face amount are made so that the total death benefit remains the same on the date the change takes effect. For this purpose, the policy account value is increased by the Enhanced Amount.

A change from Option A to Option B is not permitted beyond the policy year in which the insured person reaches age 80 (not more than attained age 70 if the person is in the Guaranteed Issue or Preferred Plus rating class or 79 if the person is in a substandard rating class).

Please refer to “Tax Information” in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

We reserve the right to decline to make any change that we determine would cause this policy to fail to qualify as life insurance under applicable tax law as interpreted by us. We also reserve the right to decline any change that may cause this policy to lose its ability to be tested for Federal income tax purposes under the 2017 Commissioners Standard Ordinary mortality tables, as this could cause the policy to fail to qualify as life insurance for tax purposes.

Your options for receiving policy proceeds

Beneficiary of death benefit.
 You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment of death benefit.
 We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

See “When we pay policy proceeds” in “More information about other matters” for details on when death benefits are paid.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of your policy account value (as defined under “Payment of premiums and determining your policy’s value” in this prospectus), less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). We will charge interest on the amount of the loan. See “Borrowing from your policy” in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net policy account value at any time after the first year of your policy and before the policy anniversary nearest the insured’s 100th birthday. Loans and partial withdrawals will reduce the cash surrender value, policy account value, and death benefit. See “Making withdrawals from your policy” in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See “Surrendering your policy for its net cash surrender value” in this prospectus.

Policy loans, partial withdrawals and policy surrender may have tax consequences. See “Tax information” in this prospectus for the tax treatment of the various ways in which you can access your money.

Borrowing from your policy

You may borrow up to 90% of your policy account value, reduced by any loans (and accrued loan interest) you have outstanding before the policy year in which the insured reaches age 75 (100% thereafter). Each new loan you request must be at least $500.

You can use policy loans to obtain funds from your policy without, in most cases, paying current income tax. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we may credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

•	the collateral is not available to pay policy charges.

When you request your loan (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

Loan interest we charge.
The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy, and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 2% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 2.0%. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest to your policy loan.

Interest that we credit on loan collateral.
The current annual interest rate we credit on your loan collateral will be 0.75% less than the interest rate charged in policy years 1-10 and 0.00% less than the interest rate charged thereafter. We guarantee that the differential between the annual interest rate we charge and the annual interest rate we credit will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment.

Effects of policy loans.
If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy’s proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due.

A policy loan, repaid or not, has a permanent effect on your cash surrender value and death benefit. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on cash surrender value is likely to be. A policy loan can similarly affect the insurance proceeds payable on death.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See “Tax Information” in this prospectus for a discussion of the tax consequences of policy loans.

Paying off your loan.
You can repay all or part of your loan at any time while the insured person is alive and this policy is in force. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as if they were premium payments.

Failure to repay a policy loan or to pay loan interest will not terminate this policy unless at the beginning of a policy month your net policy account value is less than the total monthly deduction then due, if any. In that case, the “Grace Period” provision will apply.

A policy loan may have a permanent effect on your benefits under this policy even if it is repaid. During any period in which there is an outstanding loan, the interest rate we credit to the loaned portion of your policy account may be different than the rate we credit to the unloaned portion of your policy account.

Borrowing from your policy when you allocated to MSO II

If you have allocated policy amounts to MSO II and plan to take a loan from your policy, significantly different procedures and additional restrictions may apply. Please see “Loans” in the “Description of the MSO” section of the MSO II Prospectus for more information.

Making withdrawals from your policy

You may make a partial withdrawal of your net policy account value (defined in this prospectus) at any time after the first year of your policy and before the policy anniversary nearest to the insured’s attained age 100. The request must be for at least $500, however, and we have discretion to decline any request. A partial withdrawal will result in a reduction in the cash surrender value and in your policy account equal to the amount withdrawn as well as a reduction in your total death benefit. If the Enhanced Amount is included in the cash surrender value, it will be reduced due to any partial withdrawal. We will take the withdrawal from all of your investment options in proportion to your value in each.

You can withdraw all or part of your net policy account value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.
We will not permit a partial withdrawal that would reduce the base policy face amount below the $100,000 minimum, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If the death benefit is Option A and the death benefit minus the amount to be withdrawn is less than the base policy face amount, the base policy face amount will be reduced to the death benefit minus the amount to be withdrawn. Any reduction in base policy face amount will be applied as follows: first, to reduce the most recent increase in base policy face amount; next, to reduce the next most recent base policy face amount increases successively; next, to reduce any increases resulting from death benefit option changes; finally, to reduce the initial base policy face amount.

If death benefit Option B is in effect, a partial withdrawal also reduces the death benefit, but does not affect the base policy face amount.

Under either death benefit option, the partial withdrawal will result in a reduction in your total death benefit.

A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due.

You should refer to “Tax information” in this prospectus, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

Making withdrawals from your policy if you have allocated to MSO II

If you have allocated policy amounts to MSO II and plan to take a withdrawal from your policy, significantly different procedures and additional restrictions may apply. Please see “Withdrawals” in the “Description of the MSO” section of the MSO II Prospectus for more information.

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy at any time and we will pay you the net cash surrender value. The net cash surrender value includes the Enhanced Amount, except as described in the next paragraph.

If your policy is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) any transaction qualifying for income tax free exchange treatment under Section 1035 of the Code or any similar or successor provision thereof, you will receive the net policy account value. In other words, even if the surrender is made during the first 14 policy years, the Enhanced Amount will not be available under such circumstances.

Surrendering your policy if you have allocated to MSO II

If you have allocated policy amounts to MSO II and plan to surrender your policy, significantly different procedures and additional restrictions may apply. Please see “Cash Surrender Value, Net Cash Surrender Value and Loan Value” in the “Description of the MSO” section of the MSO II Prospectus for more information.

Please refer to “Tax information” in this prospectus for the possible tax consequences of surrendering your policy.

Standard Death Benefit [Text Block]
Your policy’s “death benefit” options.
In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the insured person dies is:

•	Option A —
The policy’s face amount
on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy’s face amount;

— or —

•
Option B —
The policy’s face amount plus the policy account value
on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including underlying fund’s investment performance, deduction of charges and expenses, premium payments and withdrawals)

affect your policy account value. For this purpose, the policy account value is increased by the Enhanced Amount (during the first 14 policy years).

Under Option B, your policy’s death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk. See “Payment of premiums and determining your policy’s value” for additional detail regarding the calculation of the policy value account.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the definition of “life insurance” under section 7702 of the Code. For this purpose, the policy account value is increased by the Enhanced Amount.

We will automatically pay an alternative death benefit if it is higher
than the basic Option A or Option B death benefit you have selected. The alternative higher death benefit is based upon the life insurance qualification test (described above) that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value (including any applicable Enhanced Amount) on the insured person’s date of death by a percentage specified in your policy. The percentage depends on the insured person’s age for the then current policy year and ranges from 250% at age 40 or under to 101% at 94 and over.

If the policy account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

For the cash value accumulation test, the alternative death benefit is computed by multiplying your policy account value (including any applicable Enhanced Amount) on the insured person’s date of death by a percentage specified in your policy. At ages greater than 99, this percentage is equal to 101%. At ages less than 100, this percentage is equal to the reciprocal of the net single premium per dollar of insurance calculated using an interest rate of 2% per annum and mortality charges based upon the 2017 Commissioner’s Standard Ordinary Mortality Tables, and varies based upon the insured person’s age, sex and tobacco user status. The death benefit will always be large enough to ensure that the policy’s cash surrender value does not at any time exceed the net single premium needed to fund future policy benefits under the contract, with all such terms as defined in section 7702 of the Code.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.
The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.
  We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. After being reduced by all of these amounts, the death benefit is referred to as the “net death benefit.”

Subject to certain restrictions, you can request a change in your death benefit option.

Change of death benefit option

Starting in the third policy year you can change the death benefit option of the policy subject to our underwriting rules then in effect as to maximum age. If you change your death benefit option, we will adjust the base policy face amount. If you ask us to change from Option A to Option B, we will reduce the base policy face amount by the amount in your policy account on the date the change takes effect. Reductions in base policy face amount will be in the same order as specified under “Decreases” in “You can increase or decrease your insurance coverage” below. However, we will decline to make such change if it would reduce the base policy face amount to less than the minimum of $100,000. If you ask us to change from Option B to Option A, we will increase the base policy face amount by the amount in your policy account on the date the change takes effect. Any increase in the base policy face amount that results from a change from Option B to Option A will not be subject to the per $1,000 administrative charge. Such reductions and increases in the base policy face amount are made so that the total death benefit remains the same on the date the change takes effect. For this purpose, the policy account value is increased by the Enhanced Amount.

A change from Option A to Option B is not permitted beyond the policy year in which the insured person reaches age 80 (not more than attained age 70 if the person is in the Guaranteed Issue or Preferred Plus rating class or 79 if the person is in a substandard rating class).

Please refer to “Tax Information” in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

We reserve the right to decline to make any change that we determine would cause this policy to fail to qualify as life insurance under applicable tax law as interpreted by us. We also reserve the right to decline any change that may cause this policy to lose its ability to be tested for Federal income tax purposes under the 2017 Commissioners Standard Ordinary mortality tables, as this could cause the policy to fail to qualify as life insurance for tax purposes.

Your options for receiving policy proceeds

Beneficiary of death benefit.
 You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment of death benefit.
 We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

See “When we pay policy proceeds” in “More information about other matters” for details on when death benefits are paid.

Item 11. Other Benefits Available (N-6) [Text Block]
8.
Other benefits available under the policy

In addition to the standard death benefit(s) associated with your policy, other standard and/or optional benefits may also be available to you pursuant to a rider or guarantee. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table.”

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Enhanced Amount	Provides additional surrender value which is included in the calculation of the net cash surrender value if the policy is fully surrendered within 14 years of the register date of the policy	Standard	• Not available if this policy is being exchanged or replaced with another life insurance policy or annuity contract.
Integrated Term Insurance Rider	Allows you to elect additional coverage in the form of a higher death benefit for each insured person in the case	Optional
•
Must be elected at policy issue.

•
Eligibility for ITR and the maximum ITR face amount is based on the sum of the “target premiums” for all of the policies in the case purchased at the same time, which must be greater than or equal to an annualized target premium of $50,000 or higher at the case level (or policy level if not part of a case).

•
The Company generally requires that the ratio of the ITR face amount to the target amount be the same for all policies being purchased for the case at the same time.

Policy Continuation Rider	Protects against the lapse of your policy when monthly deductions cannot be paid due to loan indebtedness.	Optional
•
You can exercise the rider and be placed on “policy continuation,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75th birthday, but not earlier than the 15th policy anniversary, all of the following conditions apply:

•
The amount of any outstanding policy loan and accrued loan interest equals or exceed the policy account value multiplied by the Policy Continuation Trigger Percentage as provided in your policy;

•
There must be sufficient net policy account value to cover the Policy Continuation Charge;

•
The Death Benefit option then in effect is Option A;

•
The policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising the rider must not cause the policy to become a Modified Endowment Contract.

•
The amount of any outstanding policy loan and accrued loan interest is greater than the current base policy face amount plus the current ITR face amount, if applicable;

•
The policy is not in a grace period; and

•
No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

•
When the rider is in effect the following are prohibited:

•
partial withdrawals;

•
premium payments;

•
changes to the policy face amount or death benefit option;

•
transfers out of, or allocations out of, the unloaned guaranteed interest option to the variable investment options even if the loan is fully repaid; and

•
any other requested policy changes.

•
All additional benefit riders and endorsements (excluding the Integrated Term Insurance Rider) terminate when the Policy Continuation Rider is exercised.

There are additional benefits available to you. The following table summarizes information about those benefits.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Asset Rebalancing Service	Periodically rebalance to your desired asset mix.	Standard
•
You cannot simultaneously participate in the asset rebalancing service and the automatic transfer service.

•
Certain investment options, such as the guaranteed interest option and MSO II, are not available investment options with this service.

•
This service terminates if: 1) your policy is in a grace period; or 2) we receive notice of the insured person’s death.

Automatic Transfer Service (Dollar Cost Averaging Service)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Standard
•
You cannot simultaneously participate in the automatic transfer service and the asset rebalancing service.

•
At least $5,000 must be allocated to the EQ/Money Market option to begin using this service.

•
This service terminates if: 1) your policy is in a grace period; or 2) we receive notice of the insured person’s death.

Loans	Loans may be available to policy holders.	Standard
•
You may borrow up to 90% of your policy’s account value less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter).

•
Loans are subject to restrictions under federal tax laws.

•
A loan can reduce the length of time that your insurance remains in force.

Partial Withdrawals	Partial withdrawals may be available to policy holders after the first policy year.	Standard
•
Partial withdrawals may be subject to a charge, see the “Fee Table” for additional information.

•
There may be adverse tax and other consequences associated with making a partial withdrawal from your policy.

•
A partial withdrawal request must be for at least $500.

Other benefits

You may be eligible for optional benefits we currently make available by rider.

•	Integrated Term Insurance Rider

•	Policy Continuation Rider

The Company or your financial professional can provide you with more information about these riders. Some of these riders may be selected only at the time your policy is issued or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify a rider, at any time before it becomes effective as part of your policy.

See also “Tax information” in this prospectus for certain possible tax consequences and limitations of changing the death benefits under a rider.

Integrated Term Insurance Rider

The Integrated Term Insurance Rider allows you to elect additional coverage in the form of a higher death benefit for each insured person in the case (ITR face amount)
in addition to the death benefit provided by the “base policy”
(the policy without the ITR). The ITR may be elected when you purchase your policy, provided the case meets criteria set by the Company and described below.
The “target amount” of a policy equals the base policy face amount plus any ITR face amount.

ITR Eligibility

The eligibility for ITR and the maximum ITR face amount is based on the sum of the “target premiums” for all of the policies in the case purchased at the same time, which must be greater than or equal to an annualized target premium of $50,000 or higher at the case level (or policy level if not part of a case). A case is a grouping of two or more policies connected by a non-arbitrary factor such as common employment, business or other relationship. A target premium for a policy relates only to the base policy for the insured (not any ITR), and it is identified in the illustration on that insured. The target premium for each policy depends upon the face amount of the base policy and the age, sex, and class of risk of the insured. The Company generally requires that the ratio of the ITR face amount to the target amount be the same for all policies being purchased for the case at the same time. For each policy the minimum ITR face amount at issue is $50,000.

The maximum ITR face amount is shown in the table below:

Annualized Target Premium on the case level (or policy level if not part of a case)	Maximum ITR face amount allowed
Less than $50,000	None
$50,000 and higher	Up to 90% of the Target Amount
Death Benefit Under the ITR

If you purchase ITR, then the total death benefit (or “benefit”) we will pay if the insured person dies is:

•	Option A — The higher of the target amount or the alternative death benefit, as described in this prospectus in “Death benefits/accessing your money - Alternative higher death benefit in certain cases”, on the date of the insured person’s death.

•	Option B — The higher of the target amount plus the policy account value (including any Enhanced Amount) or the alternative death benefit, as described in this prospectus in “Death benefits/accessing your money - Alternative higher death benefit in certain cases”, on the date of the insured person’s death.

The following examples describe how the ITR operates based on certain hypothetical assumptions regarding base policy face amount, ITR face amount, death benefit election, owner classification and testing method.

Suppose a policy in which the insured at issue is a 35 year old male, standard non-smoker.
The base policy has a $1 million base policy face amount and $700,000 ITR face amount — giving a target amount of $1.7 million. The policy owner elects death benefit Option A and the CVAT test for tax compliance.

1.	If the policy account value at the beginning of the 11th policy year is $400,000 —
then the total death benefit would be the greater of the base policy face amount ($1 million) plus the ITR face amount ($700,000) and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 208.6% the alternative death benefit would be $834,400 ($400,000 x 2.086).

Accordingly, the total death benefit would be $1.7 million.

2.	If the policy account value at the beginning of the 11th policy year is $900,000 —
then the total death benefit would be the greater of the base policy face amount ($1 million) plus the ITR face amount ($700,000) and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 208.6% the alternative death benefit would be $1.8774 million ($900,000 x 2.086).

Accordingly, the total death benefit would be $1.8774 million.

Suppose a policy in which the insured at issue is a 35 year old male, standard non-smoker.
The base policy has a $1 million base policy face amount and $500,000 ITR face amount — giving a target amount of $1.5 million. The policy owner elects death benefit Option B and the guideline premium test for tax compliance.

1.	If the policy account value at the beginning of the 11th policy year is $600,000 —
then the total death benefit would be the greater of the base policy face amount ($1million) plus the ITR face amount ($500,000) plus the policy account value ($600,000)

and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 215% the alternative death benefit is $600,000 x 2.15 = $1.29 million.

Accordingly, the total death benefit would be $2.1 million.

2.	If the policy account value at the beginning of the 11th policy year is $900,000 —
then the total death benefit would be the greater of the base policy face amount ($1 million) plus the ITR face amount ($500,000) plus the policy account value ($900,000) and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 215% the alternative death benefit would be $1.935 million ($900,000 x 2.15).

Accordingly, the total death benefit would be $2.4 million.

3.	If the policy account value at the beginning of the 11th policy year is $1.4 million —
then the total death benefit would be the greater of the base policy face amount ($1 million) plus the ITR face amount ($500,000) plus the policy account value ($1.4 million) and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 215% the alternative death benefit would be $3.01 million ($1.4 million x 2.15).

Accordingly, the total death benefit would be $3.01 million.

Calculating the Total Term Insurance Benefit

The total term insurance benefit provided by ITR is the difference between this total death benefit and the base policy death benefit. When the death benefit of the base policy exceeds the base policy face amount (or the base policy face amount plus policy account value for Option B), then the term insurance benefit provided by ITR is reduced dollar-for-dollar
by the excess amount (but not below zero). This occurs when the alternative death benefit is higher than the Option A or Option B death benefit you have selected. Please note that when the ITR term insurance benefit is reduced in this manner the ITR face amount is not changing. Therefore the ITR term insurance benefit would be restored up to the ITR face amount if and when the alternative death benefit no longer applies. See the example below. If the ITR term insurance benefit is zero, a request to reduce the target amount would not reduce your total death benefit.

For example, assume the base death benefit varies according to the following schedule. The ITR will adjust to provide death benefit proceeds equal to the target amount death benefit each year. The following example assumes the policy has an initial base policy face amount of $500,000, an initial ITR face amount of $50,000, and Option A has been elected.

Base Policy Death Benefit	Target Amount Death Benefit	Term Insurance Benefit
$500,000	$550,000	$50,000
$501,500	$550,000	$48,500
$501,250	$550,000	$48,750
It is possible that the term insurance benefit under the rider may be eliminated entirely as a result of increases in the base policy death benefit. Using the above example, if the alternative death benefit grew to $550,000, the term insurance benefit would be reduced to zero. (It can never be reduced below zero.) Even though the term insurance benefit is reduced to zero, the rider will remain in effect. Therefore, if the alternative death benefit is reduced below $550,000, a term insurance benefit will be calculated to maintain the target amount at the requested level.

Considerations for Purchasing the Rider

Coverage under the base policy continues past age 100 with no deductions for cost of insurance or administrative charges (except for the mortality and expense risk charge) while coverage under ITR ends at age 100. Coverage under the base policy will continue as long as the insured person is alive and the policy is in force.

There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under the ITR rather than under the base policy. These circumstances depend on many factors, including the premium levels and amounts of coverage you choose, as well as the age, sex, and rate class of each insured in the case and any applicable charges. While it is not possible to make a general statement, personalized illustrations may be helpful in evaluating possible outcomes.

To the extent you are eligible, use of the ITR instead of an equal amount of coverage under the base policy generally reduces commissions. Therefore, your agent will receive a higher commission for selling you a policy that does not include the ITR.

Convertability

Coverage under ITR is not convertible. Convertibility refers to the ability to exchange coverage under ITR for coverage under the base policy or another policy without providing evidence of insurability.

ITR Termination

The ITR terminates when the base policy terminates or when the insured person reaches age 100. However, if the base policy is restored, then the ITR is restored.

You may also request termination of this rider at any time after the second policy year. The effective date of termination in this case will be the beginning of the policy month that coincides with or next follows the date we receive your request. However, if this rider is terminated at your request it may not be restored. If you request to terminate this rider there may be adverse tax consequences to decreasing the face amount as further described in “Decreases” in the “You can increase or decrease your insurance coverage” section of this prospectus. You should consult a tax advisor prior to deciding to request termination this rider.

Change of Death Benefit Option

Starting in the third policy year you can change the death benefit option of the policy subject to our underwriting rules then in effect as to maximum age. If you change your death benefit option while ITR is in effect, we will adjust the target amount which consists of the base policy face amount and the ITR face amount.

If you ask us to change from Option A to Option B, we will reduce the target amount by the amount in your policy account on the date the change takes effect. Reductions in target amount will result in a reduction of the ITR face amount and may also reduce the base policy face amount. Such reductions are taken in the same order as specified under “Decreases” in Target Amount Increases and Decreases below. However, we will decline to make such change if it would reduce the base policy face amount to less than the minimum of $100,000.

A change from Option B to Option A will increase the target amount but not the ITR face amount. Any increase in the base policy face amount that results from a change from Option B to Option A will not be subject to the per $1,000 administrative charge.

Such reductions and increases are made so that the total death benefit remains the same on the date the change takes effect. For this purpose, the policy account value is increased by the Enhanced Amount.

For example:

•	A policy with a base policy face amount of $1,000,000, an ITR face amount of $1,000,000, a target amount of $2,000,000 and a policy account value of $100,000 currently on death benefit Option B, changing to death benefit Option A would have a new base policy face amount of $1,100,000 and a new target amount of $2,100,000. The ITR face amount would remain at $1,000,000. The death benefit would remain at $2,100,000.

•	A policy with a base policy face amount of $1,000,000, an ITR face amount of $1,000,000, a target amount of $2,000,000 and a policy account value of $100,000 currently on death benefit Option A, changing to death benefit Option B would have a new target amount of $1,900,000 and a new ITR face amount of $900,000. The base policy face amount would remain at $1,000,000. The death benefit would remain at $2,000,000.

•	A policy with a base policy face amount of $1,000,000, an ITR face amount of $1,000,000, a target amount of $2,000,000 and a policy account value of $1,100,000 currently on death benefit Option A, changing to death benefit Option B would have a new base policy face amount of $900,000 and a new target amount of $900,000. The ITR face amount would be reduced to zero. The death benefit would remain at $2,000,000.
Target Amount Increases and Decreases

You may request increases and decreases to your target amount. If you have elected the ITR, any requested increase or decrease will affect your policy’s target amount. The target amount equals the base policy face amount plus the ITR face amount.

Target amount increases. If you elect the ITR rider, and you wish to increase your coverage, you may request a target amount increase. Any requested increase must be for at least $10,000; if approved, the increase will be applied to the base policy face amount and the ITR face amount in proportion to their respective face amounts at the time of policy issue.

A per $1,000 of face amount administrative charge will apply to the increase in base policy face amount for 20 years following any increase. If the ITR rider is elected, an additional per $1,000 of ITR administrative charge will apply to the increase in ITR face amount. A separate ITR cost of insurance rate will also apply.
The rate will be based on the insured’s attained age at the time of the increase and the number of years since the increase. The increase will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. However, we will decline your request if the insured person does not qualify for the increase subject to our underwriting rules then in effect. If we approve your request we may apply a rating class for the increase different from that approved at issue or for a prior increase in coverage.

Target amount decreases. While the insured person is not more than attained age 99, you may ask us to reduce the target amount however, as provided below, the decrease will be applied to all ITR face amounts before the base policy face amount will be reduced. Any such reduction in the target amount may not be less than $10,000. If the ITR is elected, the owner may request a decrease in the target amount, and such reduction will be made from the ITR face amount(s) and the base policy face amount(s) as follows:

a) first, to reduce the most recent increase in ITR face amount;

b) next, to reduce the next most recent ITR face amount increases successively;

c) next, to reduce the initial ITR face amount;

d) next, to reduce the most recent increase in base policy face amount;

e) next, to reduce the next most recent base policy face amount increases successively;

f) next, to reduce any increases resulting from death benefit option changes;

g) finally, to reduce the initial base policy face amount.
Partial Withdrawals

If the death benefit is Option A and the total death benefit minus the amount to be withdrawn is less than the target amount, the target amount will be reduced to the total death benefit minus the amount to be withdrawn. Any reduction in target amount will be applied in the same order as specified in the “Target amount decreases” section above. If the death benefit is Option B, the target amount and the base policy face amount will not be reduced. Under either death benefit option, the partial withdrawal will result in a reduction in your total death benefit. The total death benefit after the withdrawal will be determined as described in the “Death benefit under the ITR” provision based on your policy account and the target amount after the withdrawal.

We will decline a request for a partial withdrawal if this would cause a decrease in the base policy face amount to less than the minimum base policy face amount shown in the “Policy Information” section of the policy.

Policy Continuation Rider

This rider is automatically included in your policy and provides protection against future policy lapse when the net policy account value (policy account value less any outstanding policy loan and accrued loan interest) are insufficient to cover the monthly deductions of the policy due to loan indebtedness. If the net policy account value at that time is not sufficient to cover the Policy Continuation Charge, you will be given 30 days to remit sufficient funds (which are treated as premium) to cover any deficiency for this charge. If these funds are not received within that time, Policy Continuation will not take effect. It cannot be exercised during a grace period, but should be exercised before there is insufficient net policy account value to pay monthly charges. If you exercise the Policy Continuation Rider, the policy will then become
“paid-up”
life insurance.

There is no charge for the Policy Continuation Rider unless and until it is exercised. If it is exercised, there is a one-time charge. The charge for the rider is described in more detail in “Fee Table” in this prospectus and “Policy Continuation charge” in “More information about policy charges” in this prospectus.

We will include all Segment values in determining both your eligibility to go on Policy Continuation and your Policy Continuation Charge. If you elect to exercise the Policy Continuation Rider, all Segments will be terminated subject to an Early Distribution Adjustment. You should carefully consider going on Policy Continuation if you have amounts invested in MSO II, as you will forfeit any positive index performance and be subject to an Early Distribution Adjustment with respect to these amounts. In addition, MSO II will no longer be available once you go on Policy Continuation.
Please see the MSO II prospectus for more information
.

Exercising the Policy Continuation Rider
.
 In order to exercise the Policy Continuation Rider,
ALL
of the following conditions must be met under your policy:

(1)	the amount of any outstanding policy loan and accrued loan interest equals or exceeds the policy account value multiplied by the Policy Continuation Trigger Percentage as provided in your policy.
(2)	your policy has been in force for at least 15 policy years;

(3)	the insured person’s attained age is at least 75;

(4)	the outstanding loan amount and accrued loan interest exceeds the current base policy face amount plus the current ITR face amount.

(5)	the death benefit option then in effect is Option A ( the rider cannot be exercised if Option B is in effect );

(6)	the policy is not then in a grace period;

(7)	no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code;

(8)	there must be sufficient net policy account value to cover the Policy Continuation Charge described in “Fee Table” and “More information about policy charges”; and

(9)
the policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising this rider must not cause the policy to become a Modified Endowment Contract.

Notification and exercise of the Policy Continuation Rider.
 We will notify you within 15 days after the beginning of the policy month when all of the conditions listed above occur that you may exercise the Policy Continuation Rider. If you wish to exercise the Policy Continuation Rider, you must respond in writing to our Administrative Office within 45 days after the date of the notice.

If there is any amount remaining in the unloaned policy account in excess of the Policy Continuation Charge, we will treat your instruction to exercise this rider as a request for an additional loan equal to this excess amount. Such amount will then be distributed to you on the effective date of Policy Continuation. Once you exercise the Policy Continuation Rider, Policy Continuation will remain in effect during the lifetime of the insured person unless the policy is surrendered.

If you do not respond to our notice telling you that you are eligible to exercise the Policy Continuation Rider, your policy and the rider will continue according to their terms. You may still exercise this Policy Continuation Rider at some future time if the appropriate conditions are met.
Please note, however, that we will not send you another notice of eligibility to exercise this rider and the policy may lapse.

Effective date of Policy Continuation.
 Policy Continuation will take effect at the beginning of the policy month that coincides with, or next follows, the date we receive your instruction to exercise the Policy Continuation Rider. If the net policy account value at that time is not sufficient to cover the Policy Continuation Charge, you will be given 30 days to remit sufficient funds to cover any deficiency for this charge. If these funds are not received within that time, Policy Continuation will not take effect.

Policy Continuation charge.
 There is no charge for this rider unless and until it is exercised. If this rider is exercised, there is a one-time
charge. This charge is equal to the policy account value on the date this rider is exercised multiplied by the Policy Continuation Charge Rate shown in your policy. This rate is based on the age of the insured person on the date this rider is exercised and your choice of a life insurance qualification test. See “Your choice of a life insurance qualification test and limits on premium payments” under “How you can pay for and contribute to your policy” in “Payment of premiums and determining your policy’s value” in your prospectus.

Effect of Policy Continuation.
 If Policy Continuation takes effect subject to the Policy Continuation Rider, all other additional benefit riders and endorsements will terminate when Policy Continuation takes effect. If the is any amount remaining in the net policy account value after the Policy Continuation Rider charge has been deducted, such amounts are treated as an additional loan and refunded to you so there will be no amounts in the variable investment options or MSO II. From that point forward,
ALL
of the following will apply:

(1)	the policy will not lapse and no further premiums will be required;

(2)	loan interest will continue to be due on each policy anniversary. If the interest is not paid when due, it will be added to your outstanding loan;

(3)
any payments we receive from you while the policy is on Policy Continuation will be applied as loan repayments and will be allocated to the unloaned portion of the guaranteed interest option to the extent of any outstanding loan and accrued loan interest. Any excess will be refunded to you; and

(4)
on each policy anniversary and any time you repay all of a policy loan, interest credited to the loaned portion of the guaranteed interest option will be allocated to the unloaned portion of the guaranteed interest option.

When Policy Continuation is in effect subject to the Policy Continuation Rider,
ALL
of the following are prohibited:

(1)	partial withdrawals;

(2)	premium payments;

(3)	changes to the policy face amount or death benefit option;

(4)	transfers out of, or allocations out of, the unloaned guaranteed interest option to the variable investment options even if the loan is fully repaid; and

(5)	any other requested policy changes.

When Policy Continuation is in effect, the death benefit of this policy including the death benefit of any Integrated Term Insurance Rider is the greatest of: (a) the policy account value or the outstanding loan and accrued loan interest on the insured person’s date of death, whichever is greater, multiplied by a percentage shown in the Table of Percentages in the “Policy Information” section of the policy for the insured person’s age (nearest birthday) at the beginning of each policy year, (b) the outstanding loan and accrued loan interest on the insured person’s date of death plus $10,000, or (c) the current base policy face amount plus the current ITR face amount.

We will deduct the amount of any outstanding policy loan and accrued loan interest from the death benefit we will pay.

If you have a full surrender when Policy Continuation is in effect you will be paid the net cash surrender value.

For further information, please see Appendix: “Examples of how the Policy Continuation Rider works” in your prospectus.

Policy Continuation Rider termination.
 This rider will terminate when the policy terminates.

Policy Continuation Rider restoration.
 If your policy ends without value at the end of a grace period, the Policy Continuation Rider will be restored along with the policy.

Enhanced amount

This benefit can provide additional surrender value which is included in the calculation of the net cash surrender value if the policy is fully surrendered within 14 years of the register date of the policy (other than a surrender that is made to exchange or replace the COIL Institutional Series
®
policy with another life insurance policy or annuity contract as described in “Surrendering your policy for its net cash surrender value” in “Death benefits and accessing your money” in this prospectus). The Enhanced Amount may be increased if the policy is fully surrendered during the first two policy years.

The Enhanced Amount is the cumulative charges deducted from premiums that were paid and per $1,000 of base policy face amount administrative charges but not ITR administrative charges, from the register date of the policy up to the date of surrender, multiplied by the factor specified in the table below.

Policy Year	Factor
1	1.00
2	0.65
3	0.65
4	0.55
5	0.40
6	0.30
7	0.20
8	0.10
9	0.05
10	0.05
11	0.05
12	0.05
13	0.05
14	0.05
15 years and later	0.000
If the policy is fully surrendered during the first two policy years, we will increase this amount by the following: (a) at the time of full surrender in policy year one, the “1st year factor” (see table below) times 2.25% times the lesser of (i) the amount specified in the policy information section of your policy and (ii) cumulative premiums paid, plus cumulative loan repayments, minus cumulative loans; (b) at the time of full surrender in policy year two, 30% times 2.25% times the lesser of (i) the amount specified in the policy information section of your policy and (ii) cumulative pre miums paid, plus cumulative loan repayments, minus cumulative loans, minus cumulative partial withdrawals. “Cumulative” refers to a sum without interest.

Policy Month	1st Year Factor
1	0
2	0.04
3	0.08
4	0.12
5	0.16
6	0.21
7	0.26
8	0.31
9	0.36
10	0.41
11	0.46
12	0.51

Example

1.	A surrender occurs at the beginning of year 6.

2.	The policy account value at the beginning of year 6 is $555,046.85.

3.	Cumulative charges to the beginning of year 6 are $55,457.00.

Then:

1.	The Enhanced Amount is equal to $55,457.00 x 0.3 = $16, 637.10.

2.	The Cash Surrender Value is equal to the policy account value plus the Enhanced Amount, $555,046.85 + $16,637.10= $571,683.95.

The Enhanced Amount is available only upon a full surrender of this policy for its net cash surrender value and is paid directly to the policy owner. It will increase the policy account value when calculating the death benefit. It is not available for policy loans, partial withdrawals, or to cover monthly charges, nor is it available if this policy is being exchanged or replaced with another life insurance policy or annuity contract as described in “Surrendering your policy for its net cash surrender value” in “Death benefits and accessing your money” in this prospectus.

The Enhanced Amount will not be restored after a policy is terminated and restored.

Benefits Available [Table Text Block]	In addition to the standard death benefit(s) associated with your policy, other standard and/or optional benefits may also be available to you pursuant to a rider or guarantee. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table.”

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Enhanced Amount	Provides additional surrender value which is included in the calculation of the net cash surrender value if the policy is fully surrendered within 14 years of the register date of the policy	Standard	• Not available if this policy is being exchanged or replaced with another life insurance policy or annuity contract.
Integrated Term Insurance Rider	Allows you to elect additional coverage in the form of a higher death benefit for each insured person in the case	Optional
•
Must be elected at policy issue.

•
Eligibility for ITR and the maximum ITR face amount is based on the sum of the “target premiums” for all of the policies in the case purchased at the same time, which must be greater than or equal to an annualized target premium of $50,000 or higher at the case level (or policy level if not part of a case).

•
The Company generally requires that the ratio of the ITR face amount to the target amount be the same for all policies being purchased for the case at the same time.

Policy Continuation Rider	Protects against the lapse of your policy when monthly deductions cannot be paid due to loan indebtedness.	Optional
•
You can exercise the rider and be placed on “policy continuation,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75th birthday, but not earlier than the 15th policy anniversary, all of the following conditions apply:

•
The amount of any outstanding policy loan and accrued loan interest equals or exceed the policy account value multiplied by the Policy Continuation Trigger Percentage as provided in your policy;

•
There must be sufficient net policy account value to cover the Policy Continuation Charge;

•
The Death Benefit option then in effect is Option A;

•
The policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising the rider must not cause the policy to become a Modified Endowment Contract.

•
The amount of any outstanding policy loan and accrued loan interest is greater than the current base policy face amount plus the current ITR face amount, if applicable;

•
The policy is not in a grace period; and

•
No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

•
When the rider is in effect the following are prohibited:

•
partial withdrawals;

•
premium payments;

•
changes to the policy face amount or death benefit option;

•
transfers out of, or allocations out of, the unloaned guaranteed interest option to the variable investment options even if the loan is fully repaid; and

•
any other requested policy changes.

•
All additional benefit riders and endorsements (excluding the Integrated Term Insurance Rider) terminate when the Policy Continuation Rider is exercised.

There are additional benefits available to you. The following table summarizes information about those benefits.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Asset Rebalancing Service	Periodically rebalance to your desired asset mix.	Standard
•
You cannot simultaneously participate in the asset rebalancing service and the automatic transfer service.

•
Certain investment options, such as the guaranteed interest option and MSO II, are not available investment options with this service.

•
This service terminates if: 1) your policy is in a grace period; or 2) we receive notice of the insured person’s death.

Automatic Transfer Service (Dollar Cost Averaging Service)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Standard
•
You cannot simultaneously participate in the automatic transfer service and the asset rebalancing service.

•
At least $5,000 must be allocated to the EQ/Money Market option to begin using this service.

•
This service terminates if: 1) your policy is in a grace period; or 2) we receive notice of the insured person’s death.

Loans	Loans may be available to policy holders.	Standard
•
You may borrow up to 90% of your policy’s account value less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter).

•
Loans are subject to restrictions under federal tax laws.

•
A loan can reduce the length of time that your insurance remains in force.

Partial Withdrawals	Partial withdrawals may be available to policy holders after the first policy year.	Standard
•
Partial withdrawals may be subject to a charge, see the “Fee Table” for additional information.

•
There may be adverse tax and other consequences associated with making a partial withdrawal from your policy.

•
A partial withdrawal request must be for at least $500.

Item 18. Portfolio Companies (N-6) [Text Block]
Appendix: Investment options available under the policy

The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH162751
. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”) ; SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG ; DoubleLine Capital LP	0.91%	^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG ; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG ; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.53%	^	13.40%	3.50%	—
Specialty	1290 VT Natural Resources — EIMG ; AllianceBernstein L.P.	0.90%	^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG ; AllianceBernstein L.P.	0.90%	^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG ; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG ; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG ; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth — EIMG ; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG ; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG ; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/Common Stock Index — EIMG ; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG ; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG ; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG ; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Franklin Rising Dividends — EIMG ; Franklin Advisers, Inc.	0.87%	^	11.84%	9.50%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG ; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Corporate Bond — EIMG ; AllianceBernstein L.P.	0.64%	^	9.06%	—	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/International Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG ; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG ; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG ; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG ; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG ; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG ; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income ∞ Δ(2) — EIMG	1.15%	^	12.41%	4.65%	—
Equity	EQ/JPMorgan Value Opportunities — EIMG ; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG ; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG ; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Lazard Emerging Markets Equity (2) — EIMG ; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Fixed Income	EQ/Long-Term Bond — EIMG ; AllianceBernstein L.P.	0.64%	^	5.85%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG ; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG ; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG ; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG ; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG ; Pacific Investment Management Company LLC	2.22%	^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG ; Pacific Investment Management Company LLC	0.75%	^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG ; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG ; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG ; T. Rowe Price Associates, Inc.	1.20%	^	19.21%	3.62%	—
Equity	EQ/Value Equity — EIMG ; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy (2) — EIMG ; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

∞
“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

(2)	This variable investment option will not be available until May 11, 2026.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	AB VPS Discovery Value Portfolio — AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Specialty	ALPS/Alerian Energy Infrastructure Portfolio (2) — ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Asset Allocation	American Funds Insurance Series ® Asset Allocation Fund — Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.15%^	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07%^	27.93%	5.06%	8.98%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC ; BlackRock International Limited, BlackRock (Singapore) Limited	1.01%^	19.51%	5.51%	7.33%
Asset Allocation	Fidelity ® VIP Asset Manager 70% Portfolio — Fidelity Management and Research Company (FMR)	0.86%^	17.96%	7.37%	8.60%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%	11.49%	9.83%	10.31%
Equity	Fidelity ® VIP Value Portfolio — Fidelity Management and Research Company (FMR)	0.85%	10.95%	12.82%	10.97%
Equity	Franklin Small Cap Value VIP Fund — Franklin Mutual Advisers, LLC	0.91%^	7.65%	8.86%	9.81%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	15.44%	10.53%	8.93%
Specialty	Invesco V.I. Technology Fund (2) — Invesco Advisers, Inc.	1.21%	20.16%	10.02%	15.49%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company ; Nomura Corporate Research and Asset Management Inc.	0.97%	7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%^	18.85%	10.44%	6.42%
Specialty	ProFund VP Biotechnology (2) — ProFund Advisors LLC	1.60%	34.03%	9.50%	7.41%

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Specialty	ProFund VP Semiconductor (2) — ProFund Advisors LLC	1.64%	41.70%	34.17%	30.80%
Equity	T. Rowe Price Blue Chip Growth Portfolio — T. Rowe Price Associates, Inc.	1.00%	18.43%	11.41%	15.25%
Equity	T. Rowe Price Equity Income Portfolio - II — T. Rowe Price Associates, Inc.	0.99%	14.07%	10.89%	10.24%
Equity	T. Rowe Price Mid-Cap Growth Portfolio — T. Rowe Price Associates, Inc. ; T. Rowe Price Investment Management, Inc.	1.09%	3.29%	3.58%	9.54%
Equity	Templeton Emerging Markets VIP Fund (1) — Templeton Asset Management Ltd.	1.37%^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Gold Fund (2) — Van Eck Associates Corporation	1.45%^	164.43%	20.00%	20.89%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)	This variable investment option will not be available until May 11, 2026.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH162751
	. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”) ; SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG ; DoubleLine Capital LP	0.91%	^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG ; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG ; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.53%	^	13.40%	3.50%	—
Specialty	1290 VT Natural Resources — EIMG ; AllianceBernstein L.P.	0.90%	^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG ; AllianceBernstein L.P.	0.90%	^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG ; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG ; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG ; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth — EIMG ; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG ; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG ; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/Common Stock Index — EIMG ; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG ; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG ; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG ; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Franklin Rising Dividends — EIMG ; Franklin Advisers, Inc.	0.87%	^	11.84%	9.50%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG ; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Corporate Bond — EIMG ; AllianceBernstein L.P.	0.64%	^	9.06%	—	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/International Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG ; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG ; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG ; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG ; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG ; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG ; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income ∞ Δ(2) — EIMG	1.15%	^	12.41%	4.65%	—
Equity	EQ/JPMorgan Value Opportunities — EIMG ; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG ; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG ; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Lazard Emerging Markets Equity (2) — EIMG ; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Fixed Income	EQ/Long-Term Bond — EIMG ; AllianceBernstein L.P.	0.64%	^	5.85%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG ; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG ; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG ; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG ; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG ; Pacific Investment Management Company LLC	2.22%	^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG ; Pacific Investment Management Company LLC	0.75%	^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG ; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG ; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG ; T. Rowe Price Associates, Inc.	1.20%	^	19.21%	3.62%	—
Equity	EQ/Value Equity — EIMG ; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy (2) — EIMG ; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

∞
“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

(2)	This variable investment option will not be available until May 11, 2026.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	AB VPS Discovery Value Portfolio — AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Specialty	ALPS/Alerian Energy Infrastructure Portfolio (2) — ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Asset Allocation	American Funds Insurance Series ® Asset Allocation Fund — Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.15%^	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07%^	27.93%	5.06%	8.98%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC ; BlackRock International Limited, BlackRock (Singapore) Limited	1.01%^	19.51%	5.51%	7.33%
Asset Allocation	Fidelity ® VIP Asset Manager 70% Portfolio — Fidelity Management and Research Company (FMR)	0.86%^	17.96%	7.37%	8.60%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%	11.49%	9.83%	10.31%
Equity	Fidelity ® VIP Value Portfolio — Fidelity Management and Research Company (FMR)	0.85%	10.95%	12.82%	10.97%
Equity	Franklin Small Cap Value VIP Fund — Franklin Mutual Advisers, LLC	0.91%^	7.65%	8.86%	9.81%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	15.44%	10.53%	8.93%
Specialty	Invesco V.I. Technology Fund (2) — Invesco Advisers, Inc.	1.21%	20.16%	10.02%	15.49%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company ; Nomura Corporate Research and Asset Management Inc.	0.97%	7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%^	18.85%	10.44%	6.42%
Specialty	ProFund VP Biotechnology (2) — ProFund Advisors LLC	1.60%	34.03%	9.50%	7.41%

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Specialty	ProFund VP Semiconductor (2) — ProFund Advisors LLC	1.64%	41.70%	34.17%	30.80%
Equity	T. Rowe Price Blue Chip Growth Portfolio — T. Rowe Price Associates, Inc.	1.00%	18.43%	11.41%	15.25%
Equity	T. Rowe Price Equity Income Portfolio - II — T. Rowe Price Associates, Inc.	0.99%	14.07%	10.89%	10.24%
Equity	T. Rowe Price Mid-Cap Growth Portfolio — T. Rowe Price Associates, Inc. ; T. Rowe Price Investment Management, Inc.	1.09%	3.29%	3.58%	9.54%
Equity	Templeton Emerging Markets VIP Fund (1) — Templeton Asset Management Ltd.	1.37%^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Gold Fund (2) — Van Eck Associates Corporation	1.45%^	164.43%	20.00%	20.89%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)	This variable investment option will not be available until May 11, 2026.

Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You may lose money by investing in the policy.
Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the policy is consistent with the purpose for which it is being considered.
Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the guaranteed interest option and under MSO II), guarantees, or benefits are subject to the claims-paying ability of the Company. For more information, please refer to “About our general account” in this prospectus. More information about the Company, including its financial strength ratings, is available at https://equitable.com/about-us/financial-strength-ratings.
RisksAssociatedWithInvestmentOptions [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy, MSO II and the guaranteed interest option (“GIO”), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO II prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus before making an investment decision. Portfolio prospectuses are available at
www.equitable.com/ICSR#EQH162751
	.For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.
Policy Lapse [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Death benefits will not be paid if the policy has lapsed. Your policy may lapse if, due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your net policy account value will not cover policy charges. If your policy is in default, you will be notified in writing and given an opportunity to make an additional payment to keep your policy in force and prevent it from lapsing. The grace period you have to make said additional payment will be 61 days long. If your policy lapses, you will be notified in writing and you may be able to make additional payments to restore your policy’s benefits. In this case, additional requirements must also be met to restore your policy. If your policy provides for a policy continuation feature, and the conditions of the rider are satisfied and the rider is exercised, including that there is sufficient net policy account value to cover the Policy Continuation Charge, then the policy will not lapse.For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” in this prospectus.
Risks Of Investing In A Policy [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. The policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. The principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•	If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

•	Your policy will lapse and possibly terminate without value if it does not have enough net policy account value to pay monthly charges when due, and this could occur due to insufficient premium payments, policy charges, policy loans, partial withdrawals, and/or poor investment performance. If your policy lapses and terminates you will not be paid a death benefit.

•	If you take a policy loan or a partial withdrawal you may decrease the net policy account value, cash surrender value and/or death benefit.

•	There are unique risks associated with MSO II including loss of up to 90% of principal and previously credited interest due to negative performance or increased volatility of the Index even if the Index has experienced positive performance since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index.

•	We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the “Fee Tables” in this prospectus.

•	There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

•	Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net policy account value. We will automatically reduce your policy’s death benefit as a result of a partial withdrawal. If the Enhanced Amount is included in the cash surrender value, it will be reduced due to any partial withdrawal. See “Effect of partial withdrawals on insurance coverage” under “Death benefits and accessing your money” and “Enhanced Amount” in “Other benefits available under the policy” in this prospectus.
•	The guarantees we make to you under this policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

	A discussion of the risks of each investment option may be found in the Trust prospectus for that investment option and in the MSO II prospectus.
Variable Life Insurance Policy Is Available [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
How the COIL Institutional Series
®
variable life insurance policy is available

COIL Institutional Series
®
is primarily intended for sales to corporate owners. In most cases, the policy is used to informally fund non-qualified
deferred compensation plans and split-dollar arrangements. Please see “Tax Information” in this prospectus for more information, including “Business and employer owned policies.”

1290 VT Convertible Securities [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.89%
1290 VT DoubleLine Opportunistic Bond [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.12%
1290 VT Equity Income [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
1290 VT GAMCO Mergers & Acquisitions [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
1290 VT GAMCO Small Company Value [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
1290 VT Multi-Alternative Strategies [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT Multi-Alternative Strategies
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.53%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
1290 VT Natural Resources [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[6]
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	9.42%
1290 VT Real Estate [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.28%
1290 VT Small Cap Value [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
1290 VT SmartBeta Equity ESG [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	10.74%
1290 VT Socially Responsible [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
EQ/AB Small Cap Growth [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
EQ/Aggressive Allocation [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[7]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	9.47%
EQ/All Asset Growth Allocation [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
EQ/American Century Mid Cap Value [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/ClearBridge Large Cap Growth ESG [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
EQ/Common Stock Index [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	13.55%
EQ/Conservative Allocation [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[7]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.11%
EQ/Conservative-Plus Allocation [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[7]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	4.94%
EQ/Core Bond Index [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[8]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.70%
EQ/Core Plus Bond [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
EQ/Emerging Markets Equity PLUS [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[6]
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.73%
EQ/Equity 500 Index [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.15%
EQ/Franklin Rising Dividends [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/Goldman Sachs Mid Cap Value [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/Intermediate Corporate Bond [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Intermediate Corporate Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/Intermediate Government Bond [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[8]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
EQ/International Core Managed Volatility [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[7]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
EQ/International Equity Index [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	31.46%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
EQ/International Value Managed Volatility [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[7]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.77%
EQ/Invesco Comstock [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.71%
EQ/Invesco Global [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	10.59%
EQ/Invesco Global Real Assets [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/Janus Enterprise [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
EQ/JPMorgan Growth Stock [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
EQ/JPMorgan Hedged Equity and Premium Income∞ [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/JPMorgan Hedged Equity and Premium Income ∞	[9],[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/JPMorgan Value Opportunities [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
EQ/Large Cap Core Managed Volatility [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[7]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	12.83%
EQ/Large Cap Growth Index [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
EQ/Large Cap Growth Managed Volatility [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[7]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
EQ/Large Cap Value Index [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
EQ/Lazard Emerging Markets Equity [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[6]
Average Annual Total Returns, 1 Year [Percent]	42.06%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/Long-Term Bond [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Long-Term Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/Loomis Sayles Growth [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	15.87%
EQ/MFS International Growth [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
EQ/MFS International Intrinsic Value [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/MFS Mid Cap Focused Growth [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.60%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/MFS Technology [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/MFS Utilities Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/Mid Cap Index [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
EQ/Mid Cap Value Managed Volatility [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[7]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
EQ/Moderate Allocation [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[7]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.78%
EQ/Moderate-Plus Allocation [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[7]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
EQ/Money Market [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Money Market	[11]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
EQ/Morgan Stanley Small Cap Growth [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.39%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	12.95%
EQ/PIMCO Global Real Return [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.74%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
EQ/PIMCO Real Return [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.22%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/PIMCO Total Return ESG [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/PIMCO Ultra Short Bond [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
EQ/Small Company Index [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
EQ/T. Rowe Price Health Sciences [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/Value Equity [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
EQ/Wellington Energy [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	EQ/Wellington Energy	[10]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	17.90%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Equitable Conservative Growth MF/ETF Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Equitable Growth MF/ETF [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Equitable Moderate Growth MF/ETF [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Multimanager Aggressive Equity [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	15.66%
Multimanager Technology [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
AB VPS Discovery Value Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
ALPS/Alerian Energy Infrastructure Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ALPS/Alerian Energy Infrastructure Portfolio	[10]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	22.06%
Average Annual Total Returns, 10 Years [Percent]	10.70%
American Funds Insurance Series® Asset Allocation Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Asset Allocation Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
American Funds Insurance Series® Global Small Capitalization Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Global Small Capitalization Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
American Funds Insurance Series® New World Fund® [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series ® New World Fund ®
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[6]
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
BlackRock Global Allocation V.I. Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Fidelity®VIP Asset Manager 70% Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity ® VIP Asset Manager 70% Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.86%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.96%
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Fidelity® VIP Mid Cap Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity ® VIP Mid Cap Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Fidelity® VIP Value Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity ® VIP Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.97%
Franklin Small Cap Value VIP Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Invesco V.I. Diversified Dividend Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Invesco V.I. Technology Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund	[10]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Janus Henderson Balanced Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Lord Abbett Bond Debenture Portfolio (VC) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Nomura VIP High Income Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
PIMCO CommodityRealReturn® Strategy Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn ® Strategy Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.29%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	6.42%
ProFund VP Biotechnology [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ProFund VP Biotechnology	[10]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.41%
ProFund VP Semiconductor [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ProFund VP Semiconductor	[10]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	34.17%
Average Annual Total Returns, 10 Years [Percent]	30.80%
T. Rowe Price Blue Chip Growth Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	15.25%
T. Rowe Price Equity Income Portfolio - II [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio - II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	10.24%
T. Rowe Price Mid-Cap Growth Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.29%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Templeton Emerging Markets VIP Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund	[8]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%	[6]
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Templeton Global Bond VIP Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
VanEck VIP Global Gold Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VanEck VIP Global Gold Fund	[10]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%	[6]
Average Annual Total Returns, 1 Year [Percent]	164.43%
Average Annual Total Returns, 5 Years [Percent]	20.00%
Average Annual Total Returns, 10 Years [Percent]	20.89%
VanEck VIP Global Resources Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Policy Year1 To10 [Member]
Item 2. Key Information [Line Items]
Mortality Risk Fees (of Other Amount), Current [Percent]	0.50%	[12]
Policy Years More Than10 [Member]
Item 2. Key Information [Line Items]
Mortality Risk Fees (of Other Amount), Current [Percent]	0.35%	[12]
Market Stabilizer Option [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Market Stabilizer Option	[12]
Optional Benefit Expense, Footnotes [Text Block]	Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option
®
, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option
®
	are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The “spread” is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO II Prospectus for more information.
Integrated Term Insurance Rider cost of insurance charge [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Integrated Term Insurance Rider cost of insurance charge	[3],[4],[5]
Optional Benefit Charge, When Deducted [Text Block]	Monthly (while the rider is in effect)
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Investor
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.03
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges.”Not applicable beyond the policy anniversary date when the insured person is attained age 100.Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.This charge applies for the first 20 policy years or for 20 years after a face amount increase.
Integrated Term Insurance Rider administrative charge [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Integrated Term Insurance Rider administrative charge	[4]
Optional Benefit Charge, When Deducted [Text Block]	Monthly (while the rider is in effect)
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Investor
Optional Benefit Expense, Maximum [Dollars]	$ 5.2
Optional Benefit Expense, Minimum [Dollars]	$ 1.71
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges.”This charge applies for the first 20 policy years or for 20 years after a face amount increase.
Policy Continuation Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Policy Continuation Rider
Optional Benefit Charge, When Deducted [Text Block]	Once — on the date the rider is exercised
Name of Benefit [Text Block]	Policy Continuation Rider
Purpose of Benefit [Text Block]	Protects against the lapse of your policy when monthly deductions cannot be paid due to loan indebtedness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•
You can exercise the rider and be placed on “policy continuation,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75th birthday, but not earlier than the 15th policy anniversary, all of the following conditions apply:

•
The amount of any outstanding policy loan and accrued loan interest equals or exceed the policy account value multiplied by the Policy Continuation Trigger Percentage as provided in your policy;

•
There must be sufficient net policy account value to cover the Policy Continuation Charge;

•
The Death Benefit option then in effect is Option A;

•
The policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising the rider must not cause the policy to become a Modified Endowment Contract.

•
The amount of any outstanding policy loan and accrued loan interest is greater than the current base policy face amount plus the current ITR face amount, if applicable;

•
The policy is not in a grace period; and

•
No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

•
When the rider is in effect the following are prohibited:

•
partial withdrawals;

•
premium payments;

•
changes to the policy face amount or death benefit option;

•
transfers out of, or allocations out of, the unloaned guaranteed interest option to the variable investment options even if the loan is fully repaid; and

•
any other requested policy changes.

•
All additional benefit riders and endorsements (excluding the Integrated Term Insurance Rider) terminate when the Policy Continuation Rider is exercised.

Name of Benefit [Text Block]	Policy Continuation Rider
Enhanced Amount [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Enhanced Amount
Purpose of Benefit [Text Block]	Provides additional surrender value which is included in the calculation of the net cash surrender value if the policy is fully surrendered within 14 years of the register date of the policy
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Not available if this policy is being exchanged or replaced with another life insurance policy or annuity contract.
Name of Benefit [Text Block]	Enhanced Amount
Integrated Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Integrated Term Insurance Rider
Purpose of Benefit [Text Block]	Allows you to elect additional coverage in the form of a higher death benefit for each insured person in the case
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•
Must be elected at policy issue.

•
Eligibility for ITR and the maximum ITR face amount is based on the sum of the “target premiums” for all of the policies in the case purchased at the same time, which must be greater than or equal to an annualized target premium of $50,000 or higher at the case level (or policy level if not part of a case).

•
The Company generally requires that the ratio of the ITR face amount to the target amount be the same for all policies being purchased for the case at the same time.

Name of Benefit [Text Block]	Integrated Term Insurance Rider
Asset Rebalancing Service [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing Service
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•
You cannot simultaneously participate in the asset rebalancing service and the automatic transfer service.

•
Certain investment options, such as the guaranteed interest option and MSO II, are not available investment options with this service.

•
This service terminates if: 1) your policy is in a grace period; or 2) we receive notice of the insured person’s death.

Name of Benefit [Text Block]	Asset Rebalancing Service
Automatic Transfer Service Dollar Cost Averaging Service [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automatic Transfer Service (Dollar Cost Averaging Service)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•
You cannot simultaneously participate in the automatic transfer service and the asset rebalancing service.

•
At least $5,000 must be allocated to the EQ/Money Market option to begin using this service.

•
This service terminates if: 1) your policy is in a grace period; or 2) we receive notice of the insured person’s death.

Name of Benefit [Text Block]	Automatic Transfer Service (Dollar Cost Averaging Service)
Loans [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Loans may be available to policy holders.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•
You may borrow up to 90% of your policy’s account value less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter).

•
Loans are subject to restrictions under federal tax laws.

•
A loan can reduce the length of time that your insurance remains in force.

Name of Benefit [Text Block]	Loans
Partial Withdrawals [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Partial Withdrawals
Purpose of Benefit [Text Block]	Partial withdrawals may be available to policy holders after the first policy year.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•
Partial withdrawals may be subject to a charge, see the “Fee Table” for additional information.

•
There may be adverse tax and other consequences associated with making a partial withdrawal from your policy.

•
A partial withdrawal request must be for at least $500.

Name of Benefit [Text Block]	Partial Withdrawals
Charge for state and local taxes [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for state and local taxes	[13]
Other Transaction Fee, When Deducted [Text Block]	From each premium	[13]
Other Transaction Fee, Current [Percent]	5.00%	[13]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Please refer to “Deducting policy charges” under “More information about policy charges” for more information on the charge for state and local taxes. This amount could increase if state premium taxes and related state charges are increased.
Charge for federal taxes [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for federal taxes	[14]
Other Transaction Fee, When Deducted [Text Block]	From each premium	[14]
Other Transaction Fee, Current [Percent]	1.25%	[14]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for federal taxes is used to cover our estimated costs of various federal income tax expenses that we incur.
Early Distribution Adjustment [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Footnotes [Text Block]	The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option
®
	, see the MSO Prospectus and Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.
Other Transaction Fee, Description [Text Block]	Early Distribution Adjustment
Other Transaction Fee, When Deducted [Text Block]	On surrender or other distribution (including loan) from a Segment prior to its Segment Maturity Date
Other Transaction Fee, Current [Percent]	90.00%	[15]
Wire Transfer Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Wire Transfer Charge	[2]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction	[2]
Other Transaction Fee, Maximum [Dollars]	$ 90	[2]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request.We do not currently charge this fee, but reserve the right to in the future.
Express Mail Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Express Mail Charge	[2]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction	[2]
Other Transaction Fee, Maximum [Dollars]	$ 35	[2]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request.We do not currently charge this fee, but reserve the right to in the future.
Policy Illustration Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Policy Illustration Charge	[2]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction	[2]
Other Transaction Fee, Maximum [Dollars]	$ 25	[2]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not currently charge this fee, but reserve the right to in the future.
Duplicate Policy Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Duplicate Policy Charge	[2]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction	[2]
Other Transaction Fee, Maximum [Dollars]	$ 35	[2]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not currently charge this fee, but reserve the right to in the future.The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” for more information.
Policy History Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Policy History Charge	[2],[16]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction	[2],[16]
Other Transaction Fee, Maximum [Dollars]	$ 50	[2],[16]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not currently charge this fee, but reserve the right to in the future.The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” for more information.The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” for more information.
Charge for Returned Payments [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Returned Payments
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” for more information.
Loan Interest Spread [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Loan Interest Spread	[17]
Other Annual Expense, When Deducted [Text Block]	On each policy anniversary (or on loan termination, if earlier)
Other Annual Expense (of Average Account Value), Current [Percent]	1.00%
Other Annual Expense, Footnotes [Text Block]	We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Death benefits and accessing your money” in this prospectus.
Variable Index Segment Account Charge [Member] | Market Stabilizer Option [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Variable Index Segment Account Charge	[12]
Optional Benefit Charge, When Deducted [Text Block]	At the beginning of each policy month during the Segment Term
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.65%
MSO II Loan Spread for Amounts of Policy Loans Allocated to a Segment [Member] | Market Stabilizer Option [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	MSO II Loan Spread (10) for Amounts of Policy Loans Allocated to a Segment	[12]
Optional Benefit Charge, When Deducted [Text Block]	On each policy anniversary (or on loan termination, if earlier)
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Cash Value Accumulation Test [Member] | Policy Continuation Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	13.10%
Guideline Premium Test [Member] | Policy Continuation Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.00%
Total Annual Portfolio Operating Expenses Before [Member]
Item 2. Key Information [Line Items]
Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service
(12b-1)
	fee, and other expenses)	[18]
Portfolio Company Expenses Minimum [Percent]	0.54%	[18]
Portfolio Company Expenses Maximum [Percent]	3.48%	[18]
Total Annual Portfolio Operating Expenses After [Member]
Item 2. Key Information [Line Items]
Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements	[18]
Portfolio Company Expenses Minimum [Percent]	0.53%	[18]
Portfolio Company Expenses Maximum [Percent]	3.29%	[18]
Policy One Year [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	$ 15

[1]	No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. See the MSO II prospectus for more information.
[2]	We do not currently charge this fee, but reserve the right to in the future.
[3]	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
[4]	This charge varies based on individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges.”
[5]	Not applicable beyond the policy anniversary date when the insured person is attained age 100.
[6]	This Portfolio’s annual expenses reflect temporary fee reductions.
[7]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[8]	This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.
[9]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[10]	This variable investment option will not be available until May 11, 2026.
[11]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[12]	Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option®, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option® are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”
[13]	Please refer to “Deducting policy charges” under “More information about policy charges” for more information on the charge for state and local taxes. This amount could increase if state premium taxes and related state charges are increased.
[14]	The charge for federal taxes is used to cover our estimated costs of various federal income tax expenses that we incur.
[15]	The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option®, see the MSO Prospectus and Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.
[16]	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” for more information.
[17]	We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Death benefits and accessing your money” in this prospectus.
[18]	“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2025, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.